UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--148.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.4%
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	4,000,000	[a]	2,850,960
Arizona--7.8%
Barclays Capital Municipal Trust
Receipts (Series 21 W)
Recourse (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	9,998,763	[b,c]	10,659,163
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	1,000,000		942,280
Pinal County Electrical District
Number 4, Electric System
Revenue (Prerefunded)	6.00	12/1/18	1,300,000	[d]	1,484,548
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,190,000		2,542,699
California--23.2%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,551,190
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,504,425
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,525,210
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,965,800
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,285,860

JPMorgan Chase Putters/Drivers
Trust (Series 3869)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000	[b,c]	11,611,300
JPMorgan Chase Putters/Drivers
Trust (Series 4414)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/21	4,000,000	[b,c]	4,522,640
JPMorgan Chase Putters/Drivers
Trust (Series 4421)
Non-recourse (The Regents of
the University of California,
General Revenue)	5.00	5/15/21	3,750,000	[b,c]	4,383,000
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	2,250,000		2,502,832
Santa Ana Community Redevelopment
Agency, Tax Allocation Revenue
(Merged Project Area)	6.75	9/1/28	3,000,000		3,631,890
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000		3,278,695
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	1,500,000		1,710,795
Colorado--6.6%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,500,000	[d]	1,818,735

E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		1,123,670
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,124,370
JPMorgan Chase Putters/Drivers
Trust (Series 4386)
Non-recourse (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	2,550,000	[b,c]	2,864,084
RIB Floater Trust (Barclays Bank
PLC) (Series 25 U-1) Recourse
(Colorado Springs, Utilities
System Improvement Revenue)	5.00	11/15/43	4,000,000	[b,c]	4,554,080
University of Colorado Regents,
University Enterprise Revenue
(Prerefunded)	5.38	6/1/19	1,500,000	[d]	1,713,435
District of Columbia--4.2%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) Recourse
(District of Columbia, Income
Tax Secured Revenue)	5.00	12/1/35	6,999,163	[b,c]	8,316,038
Florida--8.2%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	2,000,000		2,419,180
Davie,
Educational Facilities Revenue
(Nova Southeastern University
Project)	5.63	4/1/43	1,000,000		1,150,860
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000		4,644,143
Halifax Hospital Medical Center,
HR	4.00	6/1/41	1,000,000		1,013,700
Mid-Bay Bridge Authority,
Springing Lien Revenue
(Prerefunded)	7.25	10/1/21	2,500,000	[d]	3,280,150

Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,783,475
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	1,000,000		1,132,710
Georgia--2.7%
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[d]	3,548,340
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,500,000		1,762,275
Hawaii--1.4%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000		2,723,256
Illinois--10.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,000,000		1,159,270
Chicago,
GO	5.00	1/1/24	1,000,000		1,053,420
Chicago,
GO	5.50	1/1/39	1,500,000		1,571,535
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/36	1,500,000		1,488,765
Chicago,
Second Lien Wastewater
Transmission Revenue	5.00	1/1/39	1,100,000		1,202,454
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,127,110

Chicago,
Second Lien Water Revenue	5.00	11/1/29	1,000,000		1,123,310
Chicago,
Second Lien Water Revenue
(Insured; AMBAC)	5.00	11/1/32	2,000,000		2,027,460
Illinois,
GO	5.00	8/1/24	1,000,000		1,087,230
JPMorgan Chase Putters/Drivers
Trust (Series 4360)
Non-recourse (Greater Chicago
Metropolitan Water Reclamation
District, GO Capital
Improvement Bonds)	5.00	12/1/19	2,500,000	[b,c]	2,851,175
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	12/15/28	1,500,000		1,660,335
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/53	1,500,000		1,577,790
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,000,000		2,388,200
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.13	4/1/36	1,000,000		1,107,070
Iowa--1.1%
Iowa Student Loan Liquidity
Corporation, Student Loan
Revenue	5.75	12/1/28	2,020,000		2,164,147
Louisiana--.6%
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.13	7/1/29	1,000,000		1,146,800
Maine--.8%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center

Issue)	7.50	7/1/32	1,250,000		1,500,263
Maryland--3.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4422)
Non-recourse (Mayor and City
Council of Baltimore, Project
Revenue (Water Projects))	5.00	7/1/21	2,000,000	[b,c]	2,289,510
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000		1,095,890
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		2,862,350
Massachusetts--10.7%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
Recourse (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,000,000	[b,c]	10,636,600
JPMorgan Chase Putters/Drivers
Trust (Series 4395)
Non-recourse (University of
Massachusetts Building
Authority, Project and
Refunding Revenue)	5.00	5/1/21	3,698,335	[b,c]	4,166,274
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	1,500,000		1,812,150
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,210,000		2,419,685
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,000,000		2,295,820

E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		1,123,670
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,124,370
JPMorgan Chase Putters/Drivers
Trust (Series 4386)
Non-recourse (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	2,550,000	[b,c]	2,864,084
RIB Floater Trust (Barclays Bank
PLC) (Series 25 U-1) Recourse
(Colorado Springs, Utilities
System Improvement Revenue)	5.00	11/15/43	4,000,000	[b,c]	4,554,080
University of Colorado Regents,
University Enterprise Revenue
(Prerefunded)	5.38	6/1/19	1,500,000	[d]	1,713,435
District of Columbia--4.2%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) Recourse
(District of Columbia, Income
Tax Secured Revenue)	5.00	12/1/35	6,999,163	[b,c]	8,316,038
Florida--8.2%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	2,000,000		2,419,180
Davie,
Educational Facilities Revenue
(Nova Southeastern University
Project)	5.63	4/1/43	1,000,000		1,150,860
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000		4,644,143
Halifax Hospital Medical Center,
HR	4.00	6/1/41	1,000,000		1,013,700
Mid-Bay Bridge Authority,
Springing Lien Revenue
(Prerefunded)	7.25	10/1/21	2,500,000	[d]	3,280,150

(International Paper Company
Project)	5.38	12/1/35	2,000,000		2,227,040
New Jersey--4.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/40	1,250,000		1,344,463
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	2,000,000		2,266,240
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	1,970,000		2,125,886
New Jersey Transportation Trust
Fund Authority, Transportation
Program Revenue	5.25	6/15/33	1,000,000		1,089,370
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,500,000		2,287,025
New Mexico--1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,314,790
New York--11.3%
Barclays Capital Municipal Trust
Receipts (Series 11 B)
Recourse (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	7,996,797	[b,c]	8,933,837
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	1,500,000		1,845,285
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured

Guaranty Corp.)	7.00	3/1/49	1,435,000		1,678,921
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	1,500,000		1,758,105
RIB Floater Trust (Barclays Bank
PLC) (Series 16 U) Recourse
(New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue)	5.00	6/15/44	7,400,000	[b,c]	8,453,390
North Carolina--2.7%
Barclays Capital Municipal Trust
Receipts (Series 31 W)
Recourse (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	5,000,000	[b,c]	5,497,550
Ohio--1.2%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,723,515
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	600,000		668,172
Pennsylvania--3.3%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		1,078,660
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	2,000,000	[b,c]	2,214,140
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,000,000		1,146,400

Philadelphia,
GO	6.50	8/1/41	1,750,000		2,076,253
South Carolina--7.0%
JPMorgan Chase Putters/Drivers
Trust (Series 4379)
Non-recourse (South Carolina
Public Service Authority,
Revenue Obligations (Santee
Cooper))	5.13	6/1/37	4,800,000	[b,c]	5,371,152
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	2,760,000		3,074,060
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper) (Prerefunded)	5.50	1/1/19	240,000	[d]	272,030
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds (Escrowed
to Maturity)	6.38	5/15/30	3,750,000		5,210,250
Tennessee--1.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
Non-recourse (Metropolitan
Government of Nashville and
Davidson County, Water and
Sewer Revenue)	5.00	7/1/21	2,000,000	[b,c]	2,281,280
Texas--15.9%
Barclays Capital Municipal Trust
Receipts (Series 39 W)
Recourse (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	5,000,000	[b,c]	5,669,700
Clifton Higher Education Finance
Corporation, Revenue (Uplift
Education)	4.25	12/1/34	1,000,000		999,970
Harris County-Houston Sports
Authority, Senior Lien Revenue

(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/15/52	4,000,000	[e]	720,320
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/25	1,300,000		1,474,642
JPMorgan Chase Putters/Drivers
Trust (Series 4356)
Non-recourse (San Antonio,
Electric and Gas Systems
Junior Lien Revenue)	5.00	2/1/21	6,300,000	[b,c]	7,072,884
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.) (Prerefunded)	6.25	8/15/19	2,250,000	[d]	2,651,783
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/45	2,500,000		2,812,225
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000		1,549,785
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	2,000,000		2,115,800
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	895,000		972,265
North Texas Tollway Authority,
Second Tier System Revenue
(Prerefunded)	5.75	1/1/18	4,000,000	[d]	4,374,880
San Antonio,
General Improvement GO	5.00	2/1/21	1,325,000		1,564,348
Washington--4.3%
Barclays Capital Municipal Trust
Receipts (Series 27 B)
Recourse (King County, Sewer

Revenue)	5.00	1/1/29	2,999,037 [b,c]	3,463,737
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,990,000 [d]	3,390,540
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000	1,694,505
West Virginia--.5%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,000,000	1,046,750
Wyoming--1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000	2,154,160
U.S. Related--1.5%
Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000	1,671,870
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,250,000	1,247,687
Total Investments (cost $266,365,202)			148.8%	297,329,835
Liabilities, Less Cash and Receivables			(23.8%)	(47,591,023)
Preferred Stock, at redemption value			(25.0%)	(50,000,000)
Net Assets Applicable to Common Shareholders			100.0%	199,738,812

a    Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b    Collateral for floating rate borrowings.
c    Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $115,811,534 or 58.0% of net assets applicable to Common Shareholders.
d    These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

At December 31, 2015, net unrealized appreciation on investments was $30,964,633 of which $31,045,320 related to appreciated investment securities and $80,687 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	297,329,835	-	297,329,835

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)